Vessels, Net (Details)				6 Months Ended		12 Months Ended
	Aug. 14, 2022 USD ($) t	Jan. 31, 2019 USD ($) t	Sep. 30, 2018 USD ($) t	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 USD ($)
Schedule of Estimated Depreciation Useful Life [Line Items]
Acquisition cost	$ 14,094,790
Depreciation expense				$ 433,273	$ 433,273	$ 866,547	$ 866,547	$ 758,229
Weight of cargo vessel delivered (in Metric Tons) | t		48,500	48,500
Finance Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		finance lease	finance lease
Finance lease right of use assets		$ 27,275,307	$ 26,821,639
Finance lease liabilities		$ 17,710,000	$ 17,710,000
Depreciated during the useful life							2,059,036
Finance lease				$ 1,410,849	$ 1,419,778	$ 2,832,767	$ 2,783,538	$ 2,704,847
Unrelated Third Party [Member]
Schedule of Estimated Depreciation Useful Life [Line Items]
Weight of vessel delivered (in Metric Tons) | t	56,823